(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2024
(Loss) Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

12. (LOSS) EARNINGS PER SHARE

For the years ended December 31, 2023 and 2022, the Company has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Company uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings. For the year ended December 31, 2024, the Company applied treasury method in computing loss per share for ordinary shares and Conversion Warrants.

For the years ended December 31, 2024, 2023 and 2022, the outstanding convertible redeemable preferred shares (Note 11) and warrants (Note 11), including Conversion Warrants, Public Warrants and Private Warrants, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed. For the year ended December 31, 2024 and 2023, the earnout shares (Note 15) were excluded from the calculation of diluted net (loss) earnings per ordinary share, as the Company did not meet the performance target for the years of 2024 and 2023.

Holders of Class A ordinary shares and Class B ordinary shares will be entitled to the same amount of dividends, if declared. The (loss) earnings per Class A ordinary shares and (loss) earnings per Class B ordinary shares are the same. The following table sets forth the computation of basic and diluted (loss) earnings per share for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Net (loss) income	$(7,419,412)	$9,750,046	$7,903,611
Accretion of convertible redeemable preferred shares	—	(160,000)	(135,781)
Net income attributable to Able View Global Inc’s preferred shareholders	—	(148,701)	(120,446)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders	$(7,419,412)	$9,441,345	$7,647,384

(Loss) earnings per share – basic and diluted	$(0.17)	$0.24	$0.20

Weighted average shares – basic and diluted	42,564,831	39,454,997	37,732,310